Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes Payable

NOTE 10 – CONVERTIBLE NOTES PAYABLE

Convertible notes payable – long term

March 2021 Financing

On March 5, 2021, the Company entered into a Note Purchase Agreement (the “March 2021 NPA”) by and between the Company and one individual accredited investor (the “Lender”). Pursuant to the terms of the March 2021 NPA, the Company sold a convertible promissory note with a principal amount of $350,000 (the “March 2021 Note”). The March 2021 Note is a general, unsecured obligation of the Company and bears simple interest at a rate of 7% per annum, and matures on the third anniversary of the date of issuance (the “Maturity Date”), to the extent that the March 2021 Note and the principal amount and any interest accrued thereunder have not been converted into shares of the Company’s common stock. In the event that any amount due under the March 2021 Note is not paid as and when due, such amount will accrue interest at the rate of 12% per year, simple interest, non-compounding, until paid. The Company may not pre-pay or redeem the March 2021 Note other than as required by the Agreement. The Noteholder have an optional right of conversion such that a Noteholder may elect to convert his March 2021 Note, in whole or in part, outstanding as of such time, into the number of fully paid and non-assessable shares of the Company’s common stock as determined by dividing the indebtedness under the March 2021 Note price equal to the lesser of (a) $1.50 per share, and (b) a 30% discount to the price of the common stock in the qualified transaction. Following an event of default, the conversion price shall be adjusted to be equal to the lower of: (i) the then applicable conversion price or (ii) the price per share of 85% of the lowest traded price for the Company’s common stock during the 15 trading days preceding the relevant conversion. In addition, subject to the ownership limitations, if a qualified transaction is completed, without further action from the Noteholder, on the closing date of the qualified transaction, 50% of the principal amount of this March 2021 Note and all accrued and unpaid interest shall be converted into Company common stock at a conversion price equal to the 30% discount to the offering price in such qualified transaction, which price shall be proportionately adjusted for stock splits, stock dividends or similar events. A “Qualified Transaction” refers the completion of the public offering of the Company’s securities stock with gross proceeds of at least $10,000,000 pursuant to which the Company’s securities become registered pursuant to Section 12(b) of the Securities Exchange Act of 1934, as amended, or a merger with a company listed on the Nasdaq or Canadian stock exchanges, as amended. The Noteholder is granted registration rights and pre-emptive rights. In addition, the March 2021 NPA includes customary events of default, including, among others: (i) non-payment of amounts due thereunder, (ii) non-compliance with covenants thereunder, (iii) bankruptcy or insolvency. The Company’s issuance of the March 2021 Note under the terms of the March 2021 NPA was made pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”) in reliance on Section 4(a)(2) of the Securities Act as a transaction by an issuer not involving a public offering. The investor in the March 2021 Note is an “accredited investor” as such term is defined in Rule 501(a) of Regulation D under the Securities Act. There were no discounts or brokerage fees associated with this offering. The Company used the offering proceeds for working capital and general corporate purposes. As of March 31, 2021, the balance of the March 2021 Note is $350,000 which could convert into approximately 233,333 shares of common stock.

The balances of the Company’s convertible notes payable consist of the following:

	March 31, 2021	December 31, 2020
May 2019 Notes	$409,809	$462,085
August 2020 Notes	380,638	588,182
December 2020 Notes	45,729	244,000
March 2021 Notes	350,000	-
	1,186,176	1,294,267
Debt Discount	(924,199)	(1,084,944)

Total	$261,977	$209,323

For the three months ended March 31, 2021 and 2020, we amortized the discount on the debt, to interest expense of $501,164 and $74,837.

For the three months ended March 31, 2021 and 2020, the Holders converted a total of $458,091 and $11,315 of the convertible debt to 2,092,186 and 113,260 shares of common shares.

NOTE 10 – CONVERTIBLE NOTES PAYABLE

Convertible Notes Payable – current portion

On January 14, 2019, under the terms of a Securities Purchase Agreement, we issued a Convertible Promissory Note in the amount of $65,000 (the “Note”) to Power Up Lending Group Ltd. (“Power Up”). The Note bears interest at a rate of twelve percent (12%) per year and is due one (1) year from the date of issue. Beginning 180 days from the issue date, the Note is convertible into our common stock at a price equal to 61% of the Market Price, which is defined as the lowest trading price for our common stock during the 15 trading days prior to the conversion notice. Conversions under the Note are limited such that the holder may not convert the Note to the extent that the number of shares of common stock issuable upon the conversion would result in beneficial ownership by the holder and its affiliates of more than 4.99% of our outstanding shares of common stock. In the event of any default, the Note will bear interest at a rate of 22% per year. The Note may be pre-paid at a premium for the first 150 days after issue, with the pre-payment amount ranging from 115% of the balance to 140% of the balance. After 150 days from issue, pre-payment of the Note is not allowed. On May 14, 2019, the Company repaid the convertible note payable, an aggregate of $87,778, representing principal of $65,000, prepayment penalty of $20,257 and accrued interest of $2,522. The Company has paid the debenture in cash and not converted the note to its common stock, any note amortization and derivative liabilities have been reversed. The interest and the prepayment penalty are reflected on the statement of operations as interest expense.

As of December 31, 2020 and 2019, outstanding balance of the current portion of convertible notes payable was $0. For the years ended December 31, 2020 and 2019, we recorded interest expense in relation to this note payable of $0 and $87,778, which includes a $20,257 pre-payment penalty.

Convertible notes payable – long term

On May 14, 2019 (the “Issue Date”), the Company entered into a Note Purchase Agreement (the “NPA”) by and among the Company and the lenders set forth on the lender schedule to the NPA (the “Lenders”), as amended by that certain Amendment to Note Purchase Agreement (the “Amendment,” and, together with the NPA, the “Agreement”) by and among the Company and the Lenders. In total, pursuant to the Agreement, the Company issued an aggregate principal amount of $805,000 of its convertible promissory notes (the “Notes”).

The Notes bear interest at a rate of 6% per annum, simple interest, and mature on the third anniversary of the Issue Date (the “Maturity Date”), to the extent that the Notes and the principal amounts and any interest accrued thereunder (the “Indebtedness”) have not been converted into shares of common stock of the Company. Interest on the Notes will accrue on a simple interest, non-compounded basis and will be added to the principal amounts on the Maturity Date or such earlier date as may be due upon an Event of Default (as defined below), at which time all Indebtedness will be due and payable, unless earlier converted into Conversion Shares (as defined below). In the event that any amount due under the Notes is not paid as and when due, such amounts will accrue interest at the rate of 12% per year, simple interest, non-compounding, until paid. The Company may not pre-pay or redeem the Notes other than as required by the Agreement. The Notes are general, unsecured obligations of the Company. The proceeds of the Notes will be used to repay certain outstanding indebtedness of the Company and for general corporate purposes. For the years ended December 31, 2020 and 2019, the Company recorded simple interest expense of $41,597 and $30,568, respectively.

The holders of the Notes (the “Holders”) have an optional right of conversion. A Holder may elect to convert its Note, and all of the Indebtedness outstanding as of such time, into the number of fully paid and non-assessable shares of Common Stock (the “Conversion Shares”) as determined by dividing the Indebtedness by $0.10, subject to certain adjustments, but excluding adjustment for a reserve stock split of no more than 1:20 contemplated by the Company at the Issue Date. The optional right of conversion is subject to a beneficial ownership limitation of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion.

The Agreement contains customary representations and warranties and customary affirmative and negative covenants. These covenants include, among other things, certain limitations on the ability of the Company to: (i) pay dividends on its capital stock; (ii) make distributions in respect of its capital stock; (iii) acquire shares of capital stock; and, (iv) sell, lease or dispose of assets. Pursuant to the Agreement, the Holders are granted demand registration rights and pre-emptive rights as set forth in the Agreement. The Agreement includes customary events of default, including, among others: (i) non-payment of amounts due thereunder, (ii) non-compliance with covenants thereunder, (iii) bankruptcy or insolvency (each, an “Event of Default”). Upon the occurrence of an Event of Default, a majority of the Holders may accelerate the maturity of the Indebtedness.

On June 15, 2020, the Company and the holders of the majority convertible promissory notes sold by the Company in the May 2019 private offering agreed to amend certain terms and provisions of the Note Purchase Agreement dated as of May 21, 2019 (the “NPA”) and related convertible promissory notes (the “2019 Notes”) consistent with the terms of such instruments as follows:

1.	to amend Section 2 of the 2019 Notes to allow the Company to pre-pay or redeem such 2019 Notes, with mutual consent of the parties to the 2019 Notes;

2.	to amend Section 3(a) of the 2019 Notes to change the “Conversion Price” from $0.10 per share to $0.20 per share;

3.	to amend Section 4 the beneficial ownership limitation upon conversion of the 2019 Notes from 4.99% to 9.99%;

4.	to amend Section 6.1 of the NPA to add “Most Favored Nation” provision such that for a period beginning on the closing date and ending two years thereafter, if the Company issues any common stock or securities convertible into or exercisable for shares of common stock or modify any of the foregoing which may be outstanding to any person or entity at a price per share or conversion or exercise price per share which shall be less than $0.20 per share, the “Lower Price Issuance”, then the Company will issue such additional units such that the subscriber/lender, will hold that number of units in total had subscriber/lender purchased the units with the purchase price equal to the lower price issuance common stock issued or issuable by the Company, notwithstanding anything herein or in any other agreement to the contrary, the Company should only be required to make a single adjustment with respect to any lower price issuance regardless of the existence of multiple bases;

5.	Section 6.2(b) of the NPA to waive a negative covenant to allow the Company to issue up to 100,000 shares of its common stock as compensation for services to various service providers, consultants, etc.; and

6.	Section 6.2(c) of the NPA to waive a negative covenant to allow the Company to put into place an employee stock option plan, or a similar plan, to grant equity in the Company to its officers, directors and employees.

In comparison to the fair market value of the common stock on May 14, 2019, and the fixed effective conversion rate of $0.10 per common share, the lesser amount of the conversion feature or debt was $805,000 and presented a beneficial conversion feature. Thus, the Company recorded a discount on the debt of $805,000 with a corresponding increase to additional paid in capital. For the year ended December 31, 2019, we amortized $169,668 discount on the debt to interest expense, resulting in a balance of unamortized discount notes payable of $635,333.

On June 15, 2020, the change in conversion price from $0.10 to $0.20, resulted in a difference in the carrying value of the balance of the note payable. Under ASC 470-50-40-13, if it is determined that the original and new debt instruments are substantially different, the new debt instrument shall be initially recorded at fair value, and that amount shall be used to determine the debt extinguishment gain or loss to be recognized and the effective rate of the new instrument. The original debt had a carrying value of $269,262 as of June 15, 2020, the fair value of the amended debt was $0 ($792,932 principle netted with the $792,392 note payable discount), which resulted a gain from the extinguishment of debt $269,262. The Company recorded an additional beneficial conversion feature of the amended note of $17,041. For the year ended December 31, 2020, the Company amortized the discount on the debt, to interest expense of $538,087, resulting in a balance of unamortized discount notes payable of $329,683.

On August 21, 2020, the Company entered into a Note Purchase Agreement (the “NPA2”) by and among the Company and certain lenders set forth on the lender schedule to the NPA2 (the “Lenders”). Pursuant to the terms of the NPA2, the Company sold an aggregate principal amount of $933,000 of its convertible promissory notes (the “August Notes”). The August Notes are general, unsecured obligations of the Company and bear simple interest at a rate of 6% per annum, and mature on the third anniversary of the date of issuance (the “Maturity Date”), to the extent that the August Notes and the principal amounts and any interest accrued thereunder have not been converted into shares of the Company’s common stock. In the event that any amount due under the August Notes is not paid as and when due, such amounts will accrue interest at the rate of 12% per year, simple interest, non-compounding, until paid. The Company may not pre-pay or redeem the August Notes other than as required by the Agreement. The August Note holders have an optional right of conversion such that a Noteholder may elect to convert his August Note, in whole or in part, outstanding as of such time, into the number of fully paid and non-assessable shares of the Company’s common stock as determined by dividing the outstanding indebtedness by $0.20, subject to certain adjustments. This optional right of conversion is subject to a beneficial ownership limitation of 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the share issuance upon conversion. The holders of the August Notes are granted demand registration rights and pre-emptive rights. In addition, the NPA2 includes customary events of default, including, among others: (i) non-payment of amounts due thereunder, (ii) non-compliance with covenants thereunder, (iii) bankruptcy or insolvency. Upon the occurrence of an event of default, a majority of the Holders may accelerate the maturity of the Indebtedness. The closing of this offering took place on August 21, 2020.

In comparison to the fair market value of the common stock on August 21, 2020, and the fixed effective conversion rate of $0.20 per common share, the lesser amount of the conversion feature or debt was $898,918 and presented a beneficial conversion feature. Thus, the Company recorded a discount on the debt of $898,918 with a corresponding increase to additional paid in capital. For the year ended December 31, 2020, the Company amortized the discount on the debt, to interest expense of $381,640, resulting in a balance of unamortized discount notes payable of $517,278. For the years ended December 31, 2020 and 2019, the Company recorded simple interest expense of $14,361 and $0 respectively.

On December 1, 2020, the Company entered into a Note Purchase Agreement (the “NPA3”) by and among the Company and certain lenders set forth on the lender schedule to the NPA3 (the “Lenders”). Pursuant to the terms of the NPA3, the Company sold an aggregate principal amount of $244,000 of its convertible promissory notes (the “December Notes”). The December Notes are general, unsecured obligations of the Company and bear simple interest at a rate of 6% per annum, and mature on the third anniversary of the date of issuance (the “Maturity Date”), to the extent that the December Notes and the principal amounts and any interest accrued thereunder have not been converted into shares of the Company’s common stock. In the event that any amount due under the December Notes is not paid as and when due, such amounts will accrue interest at the rate of 12% per year, simple interest, non-compounding, until paid. The Company may not pre-pay or redeem the December Notes other than as required by the Agreement. The December Note holders have an optional right of conversion such that a Noteholder may elect to convert his December Note, in whole or in part, outstanding as of such time, into the number of fully paid and non-assessable shares of the Company’s common stock as determined by dividing the outstanding indebtedness by $0.25, subject to certain adjustments. This optional right of conversion is subject to a beneficial ownership limitation of 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the share issuance upon conversion. The holders of the December Notes are granted demand registration rights and pre-emptive rights. In addition, the NPA3 includes customary events of default, including, among others: (i) non-payment of amounts due thereunder, (ii) non-compliance with covenants thereunder, (iii) bankruptcy or insolvency. Upon the occurrence of an event of default, a majority of the Holders may accelerate the maturity of the Indebtedness.

In comparison to the fair market value of the common stock on December 1, 2020, and the fixed effective conversion rate of $0.25 per common share, the lesser amount of the conversion feature or debt was $237,983 and presented a beneficial conversion feature. Thus, the Company recorded a discount on the debt of $237,983 with a corresponding increase to additional paid in capital, resulting in a balance of unamortized discount notes payable of $237,983. For the years ended December 31, 2020 and 2019, the Company recorded simple interest expense of $1,083 and $0 respectively.

For the year ended December 31, 2020, the Holders converted a total of $687,734 of the convertible debt to 3,499,001 shares of common shares, 134,113 of which were at the conversion rate of $0.10 per share and 3,364,888 of which were at the conversion rate of $0.20 per share. The balance of the convertible notes at December 31, 2020, net of unamortized discount of $1,084,944, is $209,323.